As filed with the Securities and Exchange Commission on September 24, 2007

Securities Act File No. 333-89389
Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|
Post-Effective Amendment No. 17	|X|
and/or
REGISTRATION STATEMENT UNDER THE	|X|
INVESTMENT COMPANY ACT OF 1940
Amendment No. 18	|X|

(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code 1-800-441-7762

Robert C. Doll, Jr.
BlackRock Large Cap Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: SIDLEY AUSTIN LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Frank P. Bruno, Esq.	Howard B. Surloff, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)

|_|	on (date) pursuant to paragraph (b)

|_|	60 days after filing pursuant to paragraph (a)(1)

|_|	on (date) pursuant to paragraph (a)(1)

|_|	75 days after filing pursuant to paragraph (a)(2)

|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

This Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-89389) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated September 24, 2007, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated February 23, 2007, were previously filed in connection with Post-Effective No. 11 to the Registration Statement and are incorporated herein by reference.

This Post-Effective Amendment No. 17 to the Registration Statement is being filed to: (1) describe the features of the Fund’s Service shares, (2) file certain exhibits to the Registration Statement, and (3) incorporate certain exhibits by reference into the Registration Statement.

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BLACKROCK LARGE CAP SERIES FUNDS, INC.

AMENDMENT DATED SEPTEMBER 24, 2007
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED FEBRUARY 23, 2007

On September 24, 2007, BlackRock Large Cap Core Fund (“Large Cap Core Fund” or the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (“Large Cap Series”), acquired substantially all of the assets and certain stated liabilities of BlackRock Investment Trust Portfolio (“Investment Trust Portfolio”), a portfolio of BlackRock Funds (the “Reorganization”). In connection with the Reorganization, (i) the Fund issued Investor A, Investor B, Investor C, Institutional and newly-created Service shares of the Fund. Effective September 24, 2007, the Fund began offering Service shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, provides certain additional information with respect to Large Cap Core Fund’s Service shares. Capitalized terms used but not defined herein have the meanings assigned to such terms in Large Cap Series’ Prospectus and Statement of Additional Information.

The Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in a portfolio, the Master Large Cap Core Portfolio (the “Master Portfolio”), of Master Large Cap Series LLC (the “Master LLC”) (formerly Master Large Cap Series Trust), that has the same investment objective and strategies as the Fund.

Fees and Expenses

“Key Facts—Fees and Expenses” as set forth on pages 9-10 of Large Cap Series’ current Prospectus, is amended to add the information set forth below relating to the newly-created Service shares.

The Fund offers six different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Service shares of Large Cap Core Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment):(a)	Service

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

BlackRock Large Cap Core Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Service

Management Fee	0.46%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses (including transfer agency fees)(b)	0.35%

Total Annual Fund Operating Expenses	1.06%	(c)

(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account--How to Buy, Sell, Transfer and Exchange Shares.”
(b)	PFPC Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services. Pursuant to an administration agreement between BlackRock Advisors, LLC and Large Cap Series, on behalf of the Fund, BlackRock Advisors, LLC receives a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund. The fees and expenses include the expenses of both the Fund and the Master Portfolio, which includes acquired fund fees and expenses of 0.01% for the Master Portfolio. Other Expenses have been estimated based on estimated asset levels and expenses for the current fiscal year.
(c)	A portion of the total operating expenses incurred by the Fund is actually incurred by the Master Portfolio. As a feeder of the Master Portfolio, the Fund incurs its proportionate share of the expenses incurred by the Master Portfolio, including investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.

Examples:

These examples are intended to help you compare the cost of investing in Service shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class, and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Service	$108	$337	$585	$1,294

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Service	$108	$337	$585	$1,294

*	The expenses include the expenses of both the Fund and the Master Portfolio in which it invests.

With the addition of the Service shares, the Fund offers six classes of shares. Investors in the Fund may choose from among Investor A shares, Investor B shares, Investor C shares, Institutional shares, Class R shares and Service shares, subject to eligibility requirements.

Your financial adviser can help you determine whether you are eligible to buy Service shares.

To better understand the pricing of the Fund’s Service shares, we have summarized the information below.

Service

Availability	Limited to certain eligible investors including:
	•	Certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers
	•	Certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996
	•	Participants in the Capital DirectionsSM asset allocation program
	•	Certain persons who were shareholders of Investment Trust, a portfolio of BlackRock Funds, at the time of its combination with the Fund effective September 24, 2007

Initial Sales Charge?		No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?		No.

Service and Distribution Fees?		0.25% Annual Service Fee. No Distribution Fee.

Conversion to Investor A shares?		No.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in Large Cap Series’ current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Service shares.

Financial Highlights

“Management of the Funds—Financial Highlights” set forth on pages 43 to 48 of Large Cap Series’ current Prospectus is amended to add the financial highlights set forth below.

Set forth below are the financial highlights tables for the Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, each a series of Large Cap Series, for the six months ended April 30, 2007, from the April 30, 2007 Semi-Annual Report of Large Cap Series. Certain information reflects the financial results for a single fund share. The total returns in each table represent the rate an investor would have earned or lost on an

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investment in that Fund (assuming reinvestment of all dividends). The information below is unaudited. The Corporation’s Semi-Annual and Annual Reports are available upon request at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. (Eastern time), Monday to Friday.

BlackRock Large Cap Core Fund

	For the Six Months Ended April 30, 2007 (unaudited)
	Institutional		Investor A		Investor B	Investor C	Class R
Per Share Operating Performance

Net asset value, beginning of period	$ 14.20		$ 13.97		$ 13.30	$ 13.26	$ 13.56

Investment income (loss) — net***	.03		.01		(.04)	(.04)	(.01)
Realized and unrealized gain — net	1.29		1.27		1.20	1.21	1.24

Total from investment operations	1.32		1.28		1.16	1.17	1.23

Less distributions from realized gain — net	(.28)		(.28)		(.28)	(.28)	(.28)

Net asset value, end of period	$ 15.24		$ 14.97		$ 14.18	$ 14.15	$ 14.51

Total Investment Return****

Based on net asset value per share	9.45	%+	9.32	%+	8.88%+	8.98%+	9.23%+

Ratios to Average Net Assets**

Expenses, net of reimbursement	.86	%*	1.11	%*	1.89%*	1.88%*	1.37%*

Expenses	.86	%*	1.11	%*	1.89%*	1.88%*	1.37%*

Investment income (loss) — net	.41	%*	.14	%*	(.59%)*	(.62%)*	(.12%)*

Supplemental Data

Net assets, end of period (in thousands)	$ 1,032,924		$ 1,287,005		$ 394,134	$ 1,370,659	$ 131,183

Portfolio turnover of the Fund	0%		0%		0%	0%	0%

Portfolio turnover of the Master Large Cap Core Portfolio	36.05%		36.05%		36.05%	36.05%	36.05%

*	Annualized.
**	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or investment income (loss).
***	Based on average shares outstanding.
****	Total investment returns exclude the effect of any sales charges.
+	Aggregate total investment return.

BlackRock Large Cap Growth Fund

	For the Six Months Ended April 30, 2007 (unaudited)
	Institutional		Service		Investor A		Investor B		Investor C		Class R
Per Share Operating Performance

Net asset value, beginning of period	$ 10.63		$ 10.62		$ 10.44		$ 9.91		$ 9.90		$ 10.17

Investment loss — net***	—#		(.02)		(.02)		(.06)		(.06)		(.03)
Realized and unrealized gain — net	1.12		1.13		1.11		1.04		1.04		1.07

Total from investment operations	1.12		1.11		1.09		.98		.98		1.04

Less distributions from realized gain — net	(.04)		(.04)		(.04)		(.04)		(.04)		(.04)

Net asset value, end of period	$ 11.71		$ 11.69		$ 11.49		$ 10.85		$ 10.84		$ 11.17

Total Investment Return****

Based on net asset value per share	10.55	%+	10.47	%+	10.46	%+	9.90	%+	9.91	%+	10.24	%+

Ratios to Average Net Assets**

Expenses, net of reimbursement	.95	%*	1.25	%*	1.24	%*	2.09	%*	2.02	%*	1.54	%*

Expenses	.95	%*	1.25	%*	1.24	%*	2.09	%*	2.02	%*	1.54	%*

Investment loss — net	(.05	%)*	(.35	%)*	(.34	%)*	(1.18	%)*	(1.12	%)*	(.65	%)*

Supplemental Data

Net assets, end of period (in thousands)	$ 273,425		$ 5,949		$ 264,780		$ 111,777		$ 229,969		$ 72,485

Portfolio turnover of the Master Large Cap Growth Portfolio	39.26%		39.26%		39.26%		39.26%		39.26%		39.26%

*	Annualized.
**	Includes BlackRock Large Cap Growth Fund’s share of Master Large Cap Growth Portfolio’s allocated expenses and/or investment loss.
***	Based on average shares outstanding.
****	Total investment returns exclude the effect of any sales charges.
+	Aggregate total investment return.
#	Amount is less than $(.01) per share.
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BlackRock Large Cap Value Fund

	For the Six Months Ended April 30, 2007 (unaudited)
	Institutional	Service	Investor A	Investor B	Investor C	Class R
Per Share Operating Performance

Net asset value, beginning of period	$ 18.96	$ 18.95	$ 18.64	$ 17.76	$ 17.72	$ 18.13

Investment income (loss) — net***	.07	.03	.05	(.03)	(.03)	.02
Realized and unrealized gain — net	1.90	1.91	1.88	1.78	1.77	1.83

Total from investment operations	1.97	1.94	1.93	1.75	1.74	1.85

Less dividends and distributions:
Investment income — net	(.02)	(.01)	(.02)	—	—	(.01)
Realized gain — net	(.30)	(.30)	(.30)	(.30)	(.30)	(.30)

Total dividends and distributions	(.32)	(.31)	(.32)	(.30)	(.30)	(.31)

Net asset value, end of period	$ 20.61	$ 20.58	$ 20.25	$ 19.21	$ 19.16	$ 19.67

Total Investment Return****

Based on net asset value per share	10.52%+	10.34%+	10.45%+	9.96%+	9.93%+	10.30%+

Ratios to Average Net Assets**

Expenses, net of reimbursement	.89%*	1.28%*	1.08%*	1.99%*	1.93%*	1.41%*

Expenses	.89%*	1.28%*	1.08%*	1.99%*	1.93%*	1.41%*

Investment income (loss) — net	.72%*	.35%*	.53%*	(.34%)*	(.32%)*	.17%*

Supplemental Data

Net assets, end of period (in thousands)	$ 1,290,333	$ 28,027	$ 2,076,841	$ 314,269	$ 925,874	$ 166,969

Portfolio turnover of the Master Large Cap Value Portfolio	27.50%	27.50%	27.50%	27.50%	27.50%	27.50%

*	Annualized.
**	Includes BlackRock Large Cap Value Fund’s share of Master Large Cap Value Portfolio’s allocated expenses and/or investment income (loss).
***	Based on average shares outstanding.
****	Total investment returns exclude the effect of any sales charges.
+	Aggregate total investment return.

Financial Statements

The Statement of Additional Information of BlackRock Large Cap Series Funds, Inc. is amended to incorporate by reference the financial statements of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC by reference to the 2007 Semi-Annual Report of BlackRock Large Cap Series Funds, Inc. for the six months ended April 30, 2007.

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PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number
1	(a)	—	Articles of Incorporation of the Registrant, filed October 20, 1999.(a)
	(b)	—	Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock dated December 9, 2002.(b)
	(c)	—	Articles of Amendment to Articles of Incorporation of the Registrant, dated March 21, 2003, redesignating certain classes of common stock.(c)
	(d)	—	Form of Articles Supplementary.(d)
	(e)	—	Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock.(l)
	(f)	—	Form of Articles of Amendment changing the name of the Corporation to BlackRock Large Cap Series Funds, Inc.(l)
	(g)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock and Reclassifying Shares of Authorized Common Stock. (m)
	(h)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock and Reclassifying Shares of Authorized Common Stock.(n)
	(i)	—	Form of Certificate of Correction.(o)
	(j)	—	Form of Articles Supplementary.(o)
2		—	Amended and Restated By-Laws of the Registrant, dated April 14, 2003.(c)
3		—	Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(e)
4		—	Not Applicable.
5	(a)	—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (“FAMD”).(k)
	(b)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Distributors, Inc. (“BDI”).(f)
6		—	None.
7		—	Not Applicable.
8	(a)	—	Form of Unified Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and PFPC Inc.(p)
	(b)	—

Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund and BlackRock Large Cap Core Fund.(l)

	(c)	—

Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio.(m)

	(d)	—	Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(g)
9	(a)	—	Opinion of Brown & Wood LLP, counsel for the Registrant.(h)
	(b)	—	Opinion of Miles & Stockbridge P.C., counsel for the Registrant.(q)
10		—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Registrant.*
11		—	None.
12		—	Certificate of Fund Asset Management, L.P.(h)
13	(a)	—	Form of Investor A Distribution Plan.(k)
	(b)	—	Form of Investor B Distribution Plan.(k)

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	(c)	—	Form of Investor C Distribution Plan.(k)
	(d)	—	Form of Class R Distribution Plan.(k)
	(e)	—	Form of Service Shares Distribution Plan.(l)
14		—	Form of Plan pursuant to Rule 18f-3.(f)
15		—	Code of Ethics.(i)
16		—	Power of Attorney.(j)

*	Filed herewith.
(a)	Filed on October 20, 1999 as an Exhibit to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-89389) (the “Registration Statement”).
(b)	Filed on December 31, 2002 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(c)	Filed on February 27, 2004 as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.
(d)	Incorporated by reference to an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (File No. 333-133899), filed on June 15, 2006.
(e)	Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant’s Articles of Incorporation, as amended, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s Amended and Restated By-Laws filed as Exhibit (2) to the Registration Statement.
(f)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.
(g)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.
(h)	Filed on December 22, 1999 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(i)	Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.
(j)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of BlackRock Focus Twenty Fund, Inc. (File No. 811-09651), filed on March 27, 2007.
(k)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on September 15, 2006.
(l)	Filed on September 22, 2006 as an Exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement.
(m)	Filed on April 19, 2007 as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.
(n)	Filed on May 25, 2007 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(o)	Filed on July 3, 2007 as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement,
(p)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 8(b) to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452), filed on April 23, 2007
(q)	Incorporated by reference to Exhibit 11 to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (File No. 333-143532), filed on July 19, 2007.

Item 24. Persons Controlled by or Under Common Control with Registrant.

        Because each series of the Registrant owns a controlling interest in the corresponding portfolio of Master Large Cap Series LLC, the Registrant controls Master Large Cap Series LLC, a Delaware limited liability company. As of September 19, 2007, Large Cap Growth Fund owns 96.26% of the interests of Master Large Cap Growth Portfolio, Large Cap Value Fund owns 98.51% of the interests of Master Large Cap Value Portfolio and Large Cap Core Fund owns 96.33% of the interests of Master Large Cap Core Portfolio. The Registrant does not control and is not under common control with any other person.

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Item 25. Indemnification.

        Reference is made to Article V of the Registrant’s Charter, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

        Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or the vote of a majority of a quorum of non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

        The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

        In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 26. Business and Other Connections of the Investment Adviser.

        (a) BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

        (b) BlackRock Investment Management, LLC (“BIM”), a subsidiary of BlackRock, Inc., currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 27. Principal Underwriters.

        (a) FAMD and BDI act as the principal underwriter for each of the following open-end registered investment companies including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock International Value Trust, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Small Cap Growth Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Commodity Strategies Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc.. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II, Inc., BlackRock Multi-Strategy Hedge Opportunities LLC and BlackRock Multi-Strategy Hedge Advantage.

        BDI currently acts as distributor for BlackRock Funds, BlackRock Funds II, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

        (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Robert Zakem	President	None
Mitchell Cox	Director	None
Brian Hull	Director	None
John Fosina	Chief Financial Officer and Treasurer	None
Martin Byrne	Director	None
Adam Lantz	Secretary	None
Andrea Borton	Compliance Director	None

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        The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.

Name	Position With BDI
Steven Turowski	President; Chief Executive Officer
Michael DeNofrio	Director

Nicholas Marsini	Director

Rita G. Adler	Chief Compliance Officer

John Munera	Anti-Money Laundering Officer

Jodi Jamison	Chief Legal Officer

Julie Bartos	Assistant Secretary; Assistant Clerk

Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal

Maria Schaffer	Assistant Treasurer; Controller

Bruno DiStefano	Vice President

Susan K. Moscaritolo	Vice President, Secretary & Clerk

Jason Greim	Assistant Vice President

Carol Bommarito	Assistant Vice President

(c)	Not applicable.

Item 28. Location Of Accounts And Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(c) FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as distributor).

(d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

(e) BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as sub-adviser).

(f) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29. Management Services.

        Other than as set forth under the caption “Management of the Funds—BlackRock Advisors, LLC” in the Prospectus constituting Part A of the Registration Statement and under “Management and Advisory Arrangements” in Part I and “Management and Other Service Arrangements” in Part II of the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

        Not applicable.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 24th day of September, 2007.

BLACKROCK LARGE CAP SERIES FUNDS, INC. (Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	ROBERT C. DOLL, JR.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	JAMES H. BODURTHA* (James H. Bodurtha)	Director

	KENNETH A. FROOT* (Kenneth A. Froot)	Director

	JOE GRILLS* (Joe Grills)	Director

	HERBERT I. LONDON* (Herbert I. London)	Director

	ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

	ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Director

*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-In-fact)		September 24, 2007

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        Pursuant to the requirements of the Investment Company Act of 1940, Master Large Cap Series LLC has duly caused this Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 24th day of September, 2007.

BLACKROCK LARGE CAP SERIES LLC. (Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

        The Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	ROBERT C. DOLL, JR.* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	JAMES H. BODURTHA* (James H. Bodurtha)	Director

	KENNETH A. FROOT* (Kenneth A. Froot)	Director

	JOE GRILLS* (Joe Grills)	Director

	HERBERT I. LONDON* (Herbert I. London)	Director

	ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

	ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Director

*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-In-fact)		September 24, 2007

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EXHIBIT INDEX

Exhibit Number	Description
10	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for Registrant.

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